Note 11 - Income Taxes - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current	$ (186)	$ (116)
Deferred	0	0
Noncurrent	0	0
Income Tax Expense (Benefit)	$ (186)	$ (116)